The New America High Income Fund, Inc.

March 31, 2023 (Unaudited)

Portfolio of Investments

(Dollar Amounts in Thousands)

Principal		Value
Amount/Units		(See Notes)
CORPORATE DEBT SECURITIES - 133.19% (d)(f)
Aerospace & Defense - 2.52%
260	Spirit Aerosystems, Inc., Senior Notes,
	9.375%, 11/30/29 (g)	284
565	Transdigm Holdings UK, plc, Senior Notes,
	5.50%, 11/15/27	530
1,830	Transdigm Holdings UK, plc, Senior Notes,
	6.25%, 03/15/26 (g)	1,825
720	Transdigm Holdings UK, plc, Senior Notes,
	6.375%, 06/15/26	706
745	Transdigm Holdings UK, plc, Senior Notes,
	6.75%, 08/15/28 (g)	751
515	Transdigm Holdings UK, plc, Senior Notes,
	7.50, 03/15/27	517
		4,613
Airlines - 3.84%
925	American Airlines Inc., Senior Notes,
	5.50%, 04/20/26 (g)	909
1,015	American Airlines Inc., Senior Notes,
	5.75%, 04/20/29 (g)	972
2,320	American Airlines Inc., Senior Notes,
	11.75%, 07/15/25 (g)	2,535
725	Delta Airlines, Senior Notes,
	7.375%, 01/15/26	752
646	Mileage Plus Holdings, LLC, Senior Notes,
	6.50%, 06/20/27 (g)	644
760	United Airlines Holdings, Inc., Senior Notes,
	4.625%, 04/15/29 (g)	688
295	VistaJet Malta Finance, Plc, Senior Notes,
	6.375%, 02/01/30 (g)	264
290	VistaJet Malta Finance, Plc, Senior Notes,
	7.875%, 05/01/27 (g)	276
		7,040
Automotive - 10.41%
800	Adient Global Holdings, Seniro Notes,
	8.25%04/15/31(g)	822
1,730	Clarios Global LP, Senior Notes,
	8.50%, 05/15/27 (g)	1,737
1,470	Dana Inc., Senior Notes,
	5.625%, 06/15/28	1,371
335	Dornoch Debt Merger, Senior Notes,
	6.625%, 10/15/29 (g)	224
3,323	Ford Motor Company, Senior Notes,
	6.10%, 08/19/32	3,203
70	Ford Motor Company, Senior Notes,
	7.45%, 07/16/31	74
480	Ford Motor Company, Senior Notes,
	9.625%, 04/22/30	556
660	Ford Motor Credit Company, LLC, Senior Notes,
	4.95%, 05/28/27	624
655	Ford Motor Credit Company, LLC, Senior Notes,
	6.95%, 03/06/26	666

655	Ford Motor Credit Company, LLC, Senior Notes,
	7.35%, 03/06/30	673
1,325	Ford Motor Credit Company, LLC, Senior Notes,
	7.35%, 11/04/27	1,368
718	Goodyear Tire and Rubber Company, Senior Notes,
	5%, 07/15/29	637
1,585	Goodyear Tire and Rubber Company, Senior Notes,
	5.25%, 07/15/31	1,359
995	Goodyear Tire and Rubber Company, Senior Notes,
	5.625%, 04/30/33	851
305	Jaguar land Rover Automotive Plc, Senior Notes,
	5.875%, 01/15/28 (g)	256
535	LCM Investments Holdings II, LLC, Senior Notes,
	4.875%, 05/01/29 (g)	447
945	Metis Merger, LLC, Senior Notes,
	6.50%, 05/15/29 (g)	782
3,500	Rivian Holdings LLC, Senior Notes,
	10.164%, 10/15/26 (g)	3,430
		19,080
Broadcasting - 7.54%
540	Clear Channel Outdoor Holdings, Inc., Senior Notes,
	7.50%, 06/01/29 (g)	389
1,080	Clear Channel Outdoor Holdings, Inc., Senior Notes,
	7.75%, 04/15/28 (g)	802
1,130	CMG Media Corporation, Senior Notes,
	8.875%, 12/15/27 (g)	853
875	Gray Escrow II, Inc., Senior Notes,
	5.375%, 11/15/31 (g)	573
143	iHeart Communications, Inc., Senior Notes,
	5.25%, 08/15/27 (g)	116
3,925	iHeart Communications, Inc., Senior Notes,
	8.375%, 05/01/27	2,845
74	Lamar Media Corporation, Senior Notes,
	4%, 02/15/30	65
681	Lamar Media Corporation, Senior Notes,
	4.875%, 01/15/29	647
1,570	Midas Opco Holdings LLC, Senior Notes,
	5.625%, 08/15/29 (g)	1,374
805	Neptune Bidco US, Inc., Senior Notes,
	9.29%, 04/15/29 (g)	737
145	Outfront Media Capital, LLC, Senior Notes,
	4.25%, 01/15/29 (g)	121
890	Scripps Escrow, Inc., Senior Notes,
	5.875%, 07/15/27 (g)	654
480	Sirius XM Radio, Inc., Senior Notes,
	3.875%, 09/01/31 (g)	373
1,285	Sirius XM Radio, Inc., Senior Notes,
	4%, 07/15/28 (g)	1,099
740	Sirius XM Radio, Inc., Senior Notes,
	4.125%, 07/01/30 (g)	607
620	Sirius XM Radio, Inc., Senior Notes,
	5%, 08/01/27 (g)	575
665	Townsquare Media, Inc., Senior Notes,
	6.875%, 02/01/26 (g)	627
310	Univision Communications, Inc., Senior Notes,
	4.50%, 05/01/29 (g)	257
580	Univision Communications, Inc., Senior Notes,
	6.625%, 06/01/27 (g)	548
590	Univision Communications, Inc., Senior Notes,
	7.375%, 06/30/30 (g)	555
		13,817
Building & Real Estate - 1.68%
300	Brookfield Residential Properties, Senior Notes,
	6.25%, 09/15/27 (g)	263

180	Castle UK Finco, Plc, Senior Notes,
	7%, 05/15/29 (g) (GBP)	176
1,355	Cushman & Wakefield U.S. Borrower, LLC, Senior Notes,
	6.75%, 05/15/28 (g)	1,209
645	Howard Hughes Corporation, Senior Notes,
	4.125%, 02/01/29 (g)	547
345	Howard Hughes Corporation, Senior Notes,
	4.375%, 02/01/31 (g)	281
570	Howard Hughes Corporation, Senior Notes,
	5.375%, 08/01/28 (g)	519
85	Kilroy Realty L.P., Senior Notes,
	3.45%, 12/15/24	78
		3,073
Building Products - 2.31%
210	Advanced Drainage Systems Inc., Senior Notes,
	6.375%, 06/15/30 (g)	206
355	Graphic Packaging International, LLC, Senior Notes,
	3.75%, 02/01/30 (g)	308
80	Mercer International, Inc., Senior Notes,
	5.50%, 01/15/26	78
625	New Enterprise Stone and Lime Company, Inc., Senior Notes,
	5.25%, 07/15/28 (g)	552
810	PGT Innovations, Inc., Senior Notes,
	4.375%, 10/01/29 (g)	734
395	Specialty Building Products Holdings, LLC, Senior Note,
	6.375%, 09/30/26 (g)	362
475	SRS Distribution, Inc., Senior Notes,
	6%, 12/01/29 (g)	392
1,020	Summit Materials LLC, Senior Notes,
	5.25%, 01/15/29 (g)	964
640	Summit Materials LLC, Senior Notes,
	6.50%, 03/15/27 (g)	634
		4,230
Cable Operators - 10.98%
1,285	Altice Financing S.A., Senior Notes,
	5%, 01/15/28 (g)	1,041
795	Altice Financing S.A., Senior Notes,
	5.75%, 08/15/29 (g)	630
795	Altice France S.A., Senior Notes,
	5.50%, 10/15/29 (g)	604
2,340	Altice France S.A., Senior Notes,
	6%, 02/15/28 (g)	1,486
785	Altice France S.A., Senior Notes,
	10.50%, 05/15/27 (g)	599
995	C&W Senior Financing Designated Activity, Senior Notes,
	6.875%, 09/15/27 (g)	882
720	CCO Holdings, LLC, Senior Notes,
	4.50%, 08/15/30 (g)	607
1,090	CCO Holdings, LLC, Senior Notes,
	4.50%, 06/01/33 (g)	867
325	CCO Holdings, LLC, Senior Notes,
	5.375%, 06/01/29 (g)	297
3,050	CCO Holdings, LLC, Senior Notes,
	6.375%, 09/01/29 (g)	2,913
1,425	CCO Holdings, LLC, Senior Notes,
	7.375%, 03/01/31 (g)	1,400
880	CSC Holdings, LLC, Senior Notes,
	5.75%, 01/15/30 (g)	462
1,410	CSC Holdings, LLC, Senior Notes,
	6.50%, 02/01/29 (g)	1,163

895	CSC Holdings, LLC, Senior Notes,
	7.50%, 04/01/28 (g)	573
465	Direct TV Financing, LLC, Senior Notes,
	5.875%, 08/15/27 (g)	416
580	Dish DBS Corporation, Senior Notes,
	5.125%, 06/01/29	306
480	Dish DBS Corporation, Senior Notes,
	5.25%, 12/01/26 (g)	380
625	Dish DBS Corporation, Senior Notes,
	5.75%, 12/01/28 (g)	464
450	Dish DBS Corporation, Senior Notes,
	7.375%, 07/01/28	255
935	Dish DBS Corporation, Senior Notes,
	7.75%, 07/01/26	617
1295	Dish DBS Corporation, Senior Notes,
	11.75%, 11/15/27 (g)	1,245
630	GCI, LLC, Senior Notes,
	4.75%, 10/15/28 (g)	542
202	LCPR Senior Secured Notes,
	6.75%, 10/15/27 (g)	188
70	Netflix, Inc., Senior Notes,
	6.375%, 05/15/29	75
570	Radiate Holdco LLC, Senior Notes,
	6.50%, 09/15/28 (g)	234
2,190	VMed O2 UK Financing I, plc, Senior Notes,
	4.75%, 07/15/31 (g)	1,867
		20,113
Chemicals - 2.21%
625	Avient Corporation, Senior Notes,
	7.125%, 08/01/30 (g)	645
111	Compass Minerals International, Inc., Senior Notes,
	6.75%, 12/01/27 (g)	106
870	CVR Partners, L.P., Senior Notes,
	6.125%, 06/15/28 (g)	770
40	Diamond (BC) B.V., Senior Notes,
	4.625%, 10/01/29 (g)	39
847	GPD Companies, Inc,. Senior Notes,
	10.125%, 04/01/26 (g)	769
480	Methanex Corporation, Senior Notes,
	5.125%, 10/15/27	452
280	Methanex Corporation, Senior Notes,
	5.25%, 12/15/29	261
490	Tronox, Inc., Senior Notes,
	4.625%, 03/15/29 (g)	410
715	W.R. Grace Holdings LLC, Senior Notes,
	5.625%, 08/15/29 (g)	599
		4,051
Consumer Products - .28%
635	Wolverine World Wide, Inc., Senior Notes,
	4%, 08/15/29 (g)	514

Container - 2.20%
435	Ardagh Metal Packaging S.A., Senior Notes,
	6%, 06/15/27 (g)	424
1,000	Ardagh Packaging Finance, Plc, Senior Notes,
	4%, 09/01/29 (g)	782
905	Ball Corporation, Senior Notes,
	6.875%, 03/15/28	937
250	Sealed Air Corporation, Senior Notes,
	5%, 04/15/29 (g)	236
260	Sealed Air Corporation, Senior Notes,
	6.875%, 07/15/33 (g)	263

295	Sealed Air Corporation, Senior Notes,
	6.125%, 02/01/28 (g)	297
1,200	Trivium Packaging Finance B.V., Senior Notes,
	8.50%, 08/15/27 (g)	1,092
		4,031
Energy -16.20%
685	Aethon United BR, LP, Senior Notes,
	8.25%02/15/26(g)	670
125	Antero Resources Corporation, Senior Notes,
	7.625%, 02/01/29 (g)	128
600	Archrock Partners, L.P., Senior Notes,
	6.875%, 04/01/27 (g)	588
935	Cheniere Energy Partners, L.P., Senior Notes
	4%, 03/01/31	831
1,175	Chesapeake Energy Corporation, Senior Notes,
	6.75%, 04/15/29 (g)	1,166
800	Citgo Petroleum Corporation, Senior Notes,
	7%, 06/15/25 (g)	788
530	Comstock Resources, Inc., Senior Notes,
	5.875%, 01/15/30 (g)	453
340	Comstock Resources, Inc., Senior Notes,
	6.75%, 03/01/29 (g)	309
1,140	Crescent Energy Finance, Senior Notes,
	7.25%, 05/01/26 (g)	1,072
275	Crescent Energy Finance, Senior Notes,
	9.25%, 02/15/28 (g)	263
215	Crestwood Midstream Partners, L.P., Senior Notes,
	6%, 02/01/29 (g)	203
525	Crestwood Midstream Partners, L.P., Senior Notes,
	7.375%, 02/01/31 (g)	525
795	DCP Midstream, LLC, Senior Notes,
	6.75%, 09/15/37 (g)	858
470	DCP Midstream, LLC, Senior Notes,
	8.125%, 08/16/30	530
598	Endeavor Energy Resources, L.P., Senior Notes.
	5.75%, 01/30/28 (g)	593
625	Ferrellgas, L.P., Senior Notes,
	5.375%, 04/01/26 (g)	581
650	Ferrellgas, L.P., Senior Notes,
	5.875%, 04/01/29 (g)	556
440	Gulfport Energy Corporation, Senior Notes,
	8%, 05/17/26 (g)	436
305	HilCorp Energy, L.P., Senior Notes,
	5.75%, 02/01/29 (g)	282
385	HilCorp Energy, L.P., Senior Notes,
	6%, 02/01/31 (g)	354
240	HilCorp Energy, L.P., Senior Notes,
	6%, 04/15/30 (g)	221
210	HilCorp Energy, L.P., Senior Notes,
	6.25%, 04/15/32 (g)	194
1,420	Kinetik Holdings, L.P., Senior Notes,
	5.875%, 06/15/30 (g)	1,354
1,505	Magnolia Oil and Gas Operating LLC, Senior Notes,
	6%, 08/01/26 (g)	1,452
1,130	NGL Energy Partners L.P., Senior Notes,
	7.50%, 02/01/26 (g)	1,085
345	Nustar Logistics, L.P., Senior Notes,
	5.75%, 10/01/25	336
1,190	Nustar Logistics, L.P., Senior Notes,
	6%, 06/01/26	1,157
755	Occidental Petroleum Corporation, Senior Notes,
	6.20%, 03/15/40	759
290	Occidental Petroleum Corporation, Senior Notes,
	6.375%, 09/01/28	300
100	Occidental Petroleum Corporation, Senior Notes,
	6.45%, 09/15/36	105

230	Occidental Petroleum Corporation, Senior Notes,
	6.625%, 09/01/30	242
285	Occidental Petroleum Corporation, Senior Notes,
	7.50%, 05/01/31	314
180	Occidental Petroleum Corporation, Senior Notes,
	7.875%, 09/15/31	202
790	Occidental Petroleum Corporation, Senior Notes,
	7.95%, 06/15/39	888
625	Occidental Petroleum Corporation, Senior Notes,
	8.50%, 07/15/27	687
1,190	Occidental Petroleum Corporation, Senior Notes,
	8.875%, 07/15/30	1,383
660	Petroleos Mexicanos, Senior Notes,
	6.625%, 06/15/35	481
270	Range Resources, Corporation, Senior Notes,
	4.75%, 02/15/30 (g)	245
215	Range Resources, Corporation, Senior Notes,
	8.25%, 01/15/29	224
315	Rockcliff Energy II LLC, Senior Notes,
	5.50%, 10/15/29 (g)	276
320	Solaris Midstream Holdings, LLC, Senior Notes,
	7.625%, 04/01/26 (g)	306
420	Southwestern Energy Company, Senior Notes,
	4.75%, 02/01/32	369
635	Tallgrass Energy Partners, L.P., Senior Notes,
	6%, 09/01/31 (g)	559
405	Tallgrass Energy Partners, L.P., Senior Notes,
	6%, 03/01/27 (g)	384
1,170	Tallgrass Energy Partners, L.P., Senior Notes,
	6%, 12/31/30 (g)	1,038
370	Tallgrass Energy Partners, L.P., Senior Notes,
	7.50%, 10/01/25 (g)	370
435	Targa Resources Partners, L.P., Senior Notes,
	6.875%, 01/15/29	443
375	Transocean, Inc., Senior Notes,
	8.75%, 02/15/30 (g)	382
410	Venture Global Calcasieu Pass, LLC, Senior Notes,
	3.875%, 08/15/29 (g)	367
510	Venture Global Calcasieu Pass, LLC, Senior Notes,
	4.125%, 08/15/31 (g)	446
1,380	Venture Global Calcasieu Pass, LLC, Senior Notes,
	6.25%, 01/15/30 (g)	1,387
585	Vermilion Energy, Inc., Senior Notes,
	6.875%, 05/01/30 (g)	533
		29,675
Entertainment & Leisure - 5.83%
45	Carnival Corporation, Senior Notes,
	6%, 05/01/29 (g)	36
1,065	Carnival Corporation, Senior Notes,
	7.625%, 03/01/26 (g)	969
555	Carnival Corporation, Senior Notes,
	10.50%, 06/01/30 (g)	533
910	CDI Escrow, Senior Notes,
	5.75%, 04/01/30 (g)	867
245	Cedar Fair, L. P., Senior Notes,
	5.25%, 07/15/29	227
650	Cedar Fair, L. P., Senior Notes,
	5.375%, 04/15/27	622
1,340	Cinemark USA, Inc., Senior Notes,
	5.25%, 07/15/28 (g)	1,159
625	Live Nation Entertainment Inc., Senior Notes,
	4.75%, 10/15/27 (g)	575
730	NCL Corporation Ltd., Senior Notes,
	5.875%, 03/15/26 (g)	621
340	NCL Corporation Ltd., Senior Notes,
	5.875%, 02/15/27 (g)	315

325	NCL Corporation Ltd., Senior Notes,
	7.75%, 02/15/29 (g)	275
215	NCL Finance, Ltd., Senior Notes,
	6.125%, 03/15/28 (g)	174
555	Royal Caribbean Cruises, Ltd., Senior Notes,
	5.375%, 07/15/27 (g)	494
480	Royal Caribbean Cruises, Ltd., Senior Notes,
	5.50%, 04/01/28 (g)	421
635	Royal Caribbean Cruises, Ltd., Senior Notes,
	5.50%, 08/31/26 (g)	587
620	Royal Caribbean Cruises, Ltd., Senior Notes,
	9.25%, 01/15/29 (g)	657
560	Royal Caribbean Cruises, Ltd., Senior Notes,
	11.625%, 08/15/27 (g)	599
960	SeaWorld Parks & Entertainment, Inc.,Senior Notes,
	5.25%, 08/15/29 (g)	857
730	Six Flags Entertainment, Inc., Senior Notes,
	5.50%, 04/15/27 (g)	699
		10,687
Financial - 11.43%
840	Acrisure, LLC, Senior Notes,
	7%, 11/15/25 (g)	785
1,925	Acrisure, LLC, Senior Notes,
	10.125%, 08/01/26 (g)	1,925
315	Alliant Holdings, Senior Notes,
	5.875%, 11/01/29 (g)	266
1,135	Alliant Holdings, Senior Notes,
	6.75%, 10/15/27 (g)	1,053
295	AmWins Group, Inc., Senior Notes,
	4.875%, 06/30/29 (g)	261
970	Apollo Commercial Real Estate Finance, Inc., Senior
	Notes, 4.625%, 06/15/29 (g)	679
475	Cobra Acquisition Company, LLC, Senior Notes,
	6.375%, 11/01/29 (g)	272
1,665	Enact Holdings, Inc., Senior Notes,
	6.50%, 08/15/25 (g)	1,623
1,225	GTCR AP Finance, Inc., Senior Notes,
	8%, 05/15/27 (g)	1,173
485	Home Point Capital, Inc., Senior Notes,
	5%, 02/01/26 (g)	363
790	Hub Holdings LLC, Senior Notes,
	5.625%, 12/1/29 (g)	686
725	Hub Holdings LLC, Senior Notes,
	7%, 05/01/26 (g)	712
460	Icahn Enterprises, L.P., Senior Notes,
	6.25%, 05/15/26	452
490	Jane Street Group LLC, Senior Notes,
	4.50%, 11/15/29 (g)	439
535	Jones DesLauriers Insurance Mananagement, Inc., Senior
	Notes, 8.50%, 03/15/30 (g)	553
505	LPL Holdings, Inc., Senior Notes,
	4%, 03/15/29 (g)	455
75	LPL Holdings, Inc., Senior Notes,
	4.375%, 05/15/31 (g)	66
480	Midcap Financial Issuer Trust, Senior Notes,
	5.625%, 01/15/30 (g)	362
950	Midcap Financial Issuer Trust, Senior Notes,
	6.50%, 05/01/28 (g)	786
685	Navient Corporation, Senior Notes,
	4.875%, 03/15/28	576
500	Navient Corporation, Senior Notes,
	5%, 03/15/27	435
630	Navient Corporation, Senior Notes,
	5.50%, 03/15/29	532

550	Navient Corporation, Senior Notes,
	6.75%, 06/25/25	539
215	Navient Corporation, Senior Notes,
	6.75%, 06/15/26	208
325	OneMain Finance Corporation, Senior Notes,
	3.50%, 01/15/27	272
305	OneMain Finance Corporation, Senior Notes,
	5.375%, 11/15/29	254
565	OneMain Finance Corporation, Senior Notes,
	6.625%, 01/15/28	516
810	OneMain Finance Corporation, Senior Notes,
	6.875%, 03/15/25	782
300	OneMain Finance Corporation, Senior Notes,
	7.125%, 03/15/26	288
840	PennyMac Financial Services, Inc., Senior Notes,
	4.25%, 02/15/29 (g)	667
300	PennyMac Financial Services, Inc., Senior Notes,
	5.375%, 10/15/25 (g)	280
790	Prog Holdings, Inc., Senior Notes,
	6%, 11/15/29 (g)	670
360	Rocket Mortgage Company, Senior Notes,
	4%, 10/15/33 (g)	286
235	Ryan Specialty Group, Senior Notes,
	4.375%, 02/01/30 (g)	205
335	SLM Corporation, Senior Notes,
	4.20%, 10/29/25	302
465	Starwood Property Trust, Senior Notes,
	4.375%, 01/15/27 (g)	384
320	United Wholesale Mortgage, LLC, Senior Notes,
	5.50%, 04/15/29 (g)	267
635	United Wholesale Mortgage, LLC, Senior Notes,
	5.75%, 06/15/27 (g)	564
		20,938
Food/Tobacco - 1.02%
610	BellRing Brands, Senior Notes,
	7%, 03/15/30 (g)	616
305	Chobani LLC, Senior Notes,
	7.50%, 04/15/25 (g)	297
685	Darling Ingredients, Inc., Senior Notes,
	6%, 06/15/30 (g)	680
345	Triton Water Holdings, Inc., Senior Notes
	6.25%, 04/01/29 (g)	273
		1,866
Gaming - 5.99%
545	Caesar's Resorts, Senior Notes,
	7%, 02/15/30 (g)	554
2,065	Caesar's Resorts, Senior Notes,
	8.125%, 07/01/27 (g)	2,106
275	Cirsa Finance International, S.A.R.L., Senior Notes,
	4.50%, 03/15/27 (g) (EUR)	259
100	Cirsa Finance International, S.A.R.L., Senior Notes,
	10.375%, 11/30/27 (g) (EUR)	115
235	International Game Technology Plc, Senior Notes,
	4.125%, 04/15/26 (g)	228
375	International Game Technology Plc, Senior Notes,
	5.25%, 01/15/29 (g)	359
1,170	International Game Technology Plc, Senior Notes,
	6.25%, 01/15/27 (g)	1,173
395	MGM China Holdings, Limited, Senior Notes,
	4.75%, 02/01/27 (g)	347
315	MGM China Holdings, Limited, Senior Notes,
	5.875%, 05/15/26 (g)	296

435	MGM Growth Prop. Operating Partnership L.P., Senior Notes,
	5.75%, 02/01/27	428
500	Midwest Gaming Borrower, LLC, Senior Notes,
	4.875%, 05/01/29 (g)	433
475	Playtika Holding Corporation, Senior Notes,
	4.25%, 03/15/29 (g)	397
335	Sands China Ltd., Senior Notes,
	4.875%, 06/18/30	297
270	Sands China Ltd., Senior Notes,
	5.90%, 08/08/28	257
565	SC Games Holdings, Senior Notes,
	6.625%, 03/01/30 (g)	497
530	Scientific Games International Inc., Senior Notes,
	7%, 05/15/28 (g)	521
1,390	Scientific Games International Inc., Senior Notes,
	7.25%, 11/15/29 (g)	1,390
995	Wynn Macau Ltd., Senior Notes,
	5.50%, 10/01/27 (g)	868
450	Wynn Macau Ltd., Senior Notes,
	5.50%, 01/15/26 (g)	417
23	Wynn Resorts Finance, LLC, Senior Notes,
	7.125%, 02/15/31 (g)	23
		10,965
Healthcare - 9.82%
780	AdaptHealth, LLC, Senior Notes,
	5.125%, 03/01/30 (g)	663
1,240	Athena Health Group, Inc., Senior Notes,
	6.50%, 02/15/30 (g)	998
1,415	Avantor Funding, Inc., Senior Notes,
	4.625%, 07/15/28 (g)	1,339
320	Bausch Health Companies, Inc., Senior Notes,
	9.25%, 04/01/26 (g)	237
290	Catalent Pharma Solutions, Inc., Senior Notes,
	5%, 07/15/27 (g)	282
830	CHS/Community Health Systems, Inc, Senior Notes,
	5.25%, 05/15/30 (g)	633
455	CHS/Community Health Systems, Inc, Senior Notes,
	6%, 01/15/29 (g)	377
1,165	CHS/Community Health Systems, Inc, Senior Notes,
	6.125%, 04/01/30 (g)	702
990	CHS/Community Health Systems, Inc, Senior Notes,
	6.875%, 04/15/29 (g)	609
1,100	CHS/Community Health Systems, Inc, Senior Notes,
	8%, 12/15/27 (g)	1,048
990	DaVita Healthcare Partners, Inc., Senior Notes,
	4.625%, 06/01/30 (g)	839
200	Iqvia, Inc., Senior Notes,
	5%, 10/15/26 (g)	195
940	Medline Borrower, L.P., Senior Notes,
	5.25%, 10/01/29 (g)	813
570	Molina Healthcare, Inc., Senior Notes,
	4.375%, 06/15/28 (g)	527
550	Option Care Health, Inc., Senior Notes,
	4.375%, 10/31/29 (g)	489
735	Organon & Company, Senior Notes,
	5.125%, 04/30/31 (g)	650
405	Radiology Partners, Inc., Senior Notes,
	9.25%, 02/01/28 (g)	219
1,050	Select Medical Corporation, Senior Notes,
	6.25%, 08/15/26 (g)	1,017
700	Tenet Healthcare Corporation, Senior Notes,
	4.375%, 01/15/30	630
780	Tenet Healthcare Corporation, Senior Notes,
	6.125%, 06/15/30 (g)	768

1,640	Tenet Healthcare Corporation, Senior Notes,
	6.125%, 10/01/28	1,566
424	Tenet Healthcare Corporation, Senior Notes,
	6.875%, 11/15/31	407
630	Teva Pharma Finance Netherlands III BV, Senior Notes,
	4.75%, 05/09/27	586
1,240	Teva Pharma Finance Netherlands III BV, Senior Notes,
	5.125%, 05/09/29	1,128
465	Teva Pharma Finance Netherlands III BV, Senior Notes,
	6.75%, 03/01/28	465
455	Teva Pharma Finance Netherlands III BV, Senior Notes,
	7.875%, 09/15/29	477
310	Teva Pharma Finance Netherlands III BV, Senior Notes,
	8.125%, 09/15/31	326
		17,990
Information Technology - 6.33%
340	Boxer Parent Company, Inc., Senior Notes,
	7.125%, 10/02/25 (g)	339
420	Boxer Parent Company, Inc., Senior Notes,
	9.125%, 03/01/26 (g)	405
520	Cloud Software Group Holdings, Senior Notes,
	6.50%, 03/31/29 (g)	455
1,950	Central Parent/CDK Global, Inc., Senior Notes,
	7.25%, 06/15/29 (g)	1,911
2,595	Entegris Inc., Senior Notes,
	5.95%, 06/15/30 (g)	2,514
805	General Digital, Inc., Senior Notes,
	6.75%, 009/30/27 (g)	809
662	General Digital, Inc., Senior Notes,
	7.125%, 09/30/30 (g)	659
275	Go Daddy, Inc., Senior Notes,
	5.25%, 12/01/27 (g)	267
475	Match Group Holdings II, LLC, Senior Notes,
	3.625%, 10/01/31 (g)	385
965	Match Group Holdings II, LLC, Senior Notes,
	4.125%, 08/01/30 (g)	827
305	Match Group Holdings II, LLC, Senior Notes,
	4.625%, 06/01/28 (g)	283
295	Match Group Holdings II, LLC, Senior Notes,
	5%, 12/15/27 (g)	280
148	Match Group Holdings II, LLC, Senior Notes,
	5.625%, 02/15/29 (g)	139
610	McAfee Corporation, Senior Notes,
	7.375%, 02/15/30 (g)	509
475	Roblox Corporation, Senior Notes,
	3.875%, 05/01/30 (g)	407
510	Twilio, Inc., Senior Notes,
	3.875%, 03/15/31	432
245	Viavi Solutions, icn., Senior Notes,
	3.75%, 10/01/29 (g)	209
573	ZI Tech LLC, Senior Notes,
	3.875%, 02/01/29 (g)	495
305	Zip Recruiter, Inc., Senior Notes,
	5%, 01/15/30 (g)	262
		11,587
Lodging - 1.00%
630	Hilton Domestic Operating Company, Inc.,Senior Notes,
	4%, 05/01/31 (g)	551
125	Hilton Worldwide Finance, LLC, Senior Notes,
	4.875%, 04/01/27	123

370	Park Intermediate Holdings, LLC, Senior Notes,
	4.875%, 05/15/29 (g)	318
300	Park Intermediate Holdings, LLC, Senior Notes,
	5.875%, 10/01/28 (g)	276
630	RHP Hotel Properties, L.P., Senior Notes,
	4.50%, 02/15/29 (g)	567
		1,835
Manufacturing - 2.10%
430	Gates Global, LLC, Senior Notes,
	6.25%, 01/15/26 (g)	424
325	Hillenbrand Inc., Senior Notes,
	3.75%, 03/01/31	271
15	Hillenbrand Inc., Senior Notes,
	5%, 09/15/26	15
735	Madison IAQ, LLC, Senior Notes,
	4.125%, 06/30/28 (g)	636
420	Madison IAQ, LLC, Senior Notes,
	5.875%, 06/30/29 (g)	322
615	Mueller Water Products, Senior Notes,
	4%, 06/15/29 (g)	549
735	Sensata Technologies, Senior Notes,
	4%, 04/15/29 (g)	661
700	Sensata Technologies, Senior Notes,
	5.875%, 09/01/30 (g)	694
270	Stevens Holding Company, Inc., Senior Notes,
	6.125%, 10/01/26 (g)	272
		3,844
Metals & Mining - 3.61%
845	Alcoa Nederland Holding B.V., Senior Notes,
	6.125%, 05/15/28 (g)	845
780	Arconic Corporation, Senior Notes,
	6.125%, 02/15/28 (g)	767
300	ATI, Inc., Senior Notes,
	5.125%, 10/01/31	273
708	Big River Steel, LLC, Senior Notes,
	6.625%, 01/31/29 (g)	697
600	Constellium N.V., Senior Notes,
	5.625%, 06/15/28 (g)	566
310	Ero Copper Corporation, Senior Notes,
	6.50%, 02/15/30 (g)	271
455	FMG Resources, Senior Notes,
	4.50%, 09/15/27 (g)	433
445	FMG Resources, Senior Notes,
	5.875%, 04/15/30 (g)	423
1,145	Hecla Mining Company, Senior Notes,
	7.25%, 02/15/28	1,145
545	HudBay Minerals, Inc., Senior Notes,
	6.125%, 04/01/29 (g)	515
745	Novelis Corporation, Senior Notes,
	4.75%, 01/30/30 (g)	683
		6,618
Other Telecommunications - .22%
370	Embarq Corporation, Senior Notes,
	7.995%, 06/01/36	155
475	Level 3 Financing, Inc., Senior Notes,
	3.75%, 07/15/29 (g)	252
		407
Real Estate Investment Trust Securities - 1.01%
915	Necessity Retail Inc., Senior Notes,
	4.50%, 09/30/28 (g)	686

620	Service Properties Trust, Senior Notes,
	4.35%, 10/01/24	593
580	Service Properties Trust, Senior Notes,
	7.50%, 09/15/25	571
		1,850
Restaurants - 1.09%
572	Dave and Buster's, Inc., Senior Notes,
	7.625%, 11/01/25 (g)	578
723	YUM Brands, Inc., Senior Notes,
	5.35%, 11/01/43	622
760	YUM Brands, Inc., Senior Notes,
	6.875%, 11/15/37	798
		1,998
Retail - 2.71%
240	At Home Group, Inc., Senior Notes
	4.875%, 07/15/28 (g)	163
320	At Home Group, Inc., Senior Notes
	7.125%, 07/15/29 (g)	184
1,005	Bath and Body Works, Inc., Senior Notes,
	6.625%, 10/01/30 (g)	975
65	Bath and Body Works, Inc., Senior Notes,
	6.694%, 01/15/27	65
355	Bath and Body Works, Inc., Senior Notes,
	6.95%, 03/01/33	313
350	Bath and Body Works, Inc., Senior Notes,
	7.50%, 06/15/29	356
277	Bath and Body Works, Inc., Senior Notes,
	9.375%, 07/01/25 (g)	296
635	LSF9 Atlantis Holdings, LLC, Senior Notes,
	7.75%, 02/15/26 (g)	575
250	Petsmart, Inc., Senior Notes,
	4.75%, 02/15/28 (g)	235
1,450	Petsmart, Inc., Senior Notes,
	7.75%, 02/15/29 (g)	1,419
660	QVC, Inc., Senior Notes,
	4.45%, 02/15/25	382
		4,963
Satellites - 2.23%
815	Connect Finco Sarl, Senior Notes,
	6.75%, 10/01/26 (g)	766
1,094	Hughes Satellite Systems, Inc., Senior Notes,
	6.625%, 08/01/26	1,034
445	Intelsat Jackson Holdings Ltd., Senior Notes,
	6.50%, 03/15/30 (g)	408
850	Maxar Technologies, Inc., Senior Notes,
	7.75%, 06/15/27 (g)	886
475	Telesat Canada, Senior Notes,
	6.50%, 10/15/27 (g)	142
910	Viasat, Inc., Senior Notes,
	5.625%, 04/15/27 (g)	854
		4,090
Services - 10.25%
451	Adtalem Global Education, Inc., Senior Notes,
	5.50%, 03/01/28 (g)	426
480	Advantage Sales and Marketing, Inc., Senior Notes,
	6.50%, 11/15/28 (g)	365

635	Albion Financing 1 S.a.r.l., Senior Notes,
	6.125%, 10/15/26 (g)	564
315	Albion Financing 1 S.a.r.l., Senior Notes,
	8.75%, 04/15/27 (g)	270
520	Allied Universal Holdco, LLC, Senior Secured Notes,
	6%, 06/01/29 (g)	382
1,300	Allied Universal Holdco, LLC, Senior Secured Notes,
	9.75%, 07/15/27 (g)	1,155
440	Clarivate Science Holdings Corp., Senior Secured Notes,
	4.875%, 07/01/29 (g)	391
100	EG Global Finance plc, Senior Notes,
	6.25%, 10/30/25 (EUR)	100
1,095	EG Global Finance plc, Senior Notes,
	6.75%, 02/07/25 (g)	1,012
660	EG Global Finance plc, Senior Notes,
	8.50%, 10/30/25 (g)	617
760	Fair Isaac Corporation, Senior Notes,
	4%, 06/15/28 (g)	705
790	Fair Isaac Corporation, Senior Notes,
	5.25%, 05/15/26 (g)	787
1,280	Gartner, Inc., Senior Notes,
	3.625%, 06/15/29 (g)	1,142
1,580	GFL Enironmental, Inc., Senior Notes,
	4.75%, 06/15/29 (g)	1,457
1,265	H&E Equipment Services, Senior Notes,
	3.875%, 12/15/28 (g)	1,109
115	IPD 3 B.V., Senior Notes,
	5.50%, 12/01/25 (g) (EUR)	122
100	Itelyum Regeneration, Senior Notes,
	4.625%, 10/01/26 (g) (EUR)	95
360	Life Time, Inc., Senior Notes,
	5.75%, 01/15/26 (g)	348
685	Presidio Holding, Inc., Senior Notes,
	8.25%, 02/01/28 (g)	650
465	Prime Security Services Borrower, LLC, Senior Notes,
	5.75%, 04/15/26 (g)	462
710	Prime Security Services Borrower, LLC, Senior Notes,
	6.25%, 01/15/28 (g)	664
290	Ritchie Bros. Holdings, Inc., Senior Notes,
	6.75%, 03/15/28 (g)	298
390	Ritchie Bros. Holdings, Inc., Senior Notes,
	7.75%, 03/15/31 (g)	408
415	Sabre GLBL, Inc., Senior Notes,
	7.375%, 09/01/25 (g)	369
285	Sabre GLBL, Inc., Senior Notes,
	9.25%, 04/15/25 (g)	268
225	Sabre GLBL, Inc., Senior Notes,
	11.25%, 12/15/27 (g)	209
1,122	Staples, Inc., Senior Notes
	7.50%, 04/15/26 (g)	976
320	Staples, Inc., Senior Notes
	10.75%, 04/15/27 (g)	230
1,460	TK Elevator U.S. Newco, Inc., Senior Notes,
	5.25%, 07/15/27 (g)	1,378
1,309	TK Elevator U.S. Newco, Inc., Senior Notes,
	7.625%, 07/15/28 (g)	1,150
775	United Rentals (North America), Inc., Senior Notes,
	3.75%, 01/15/32	667
		18,776
Supermarkets - .98%
540	Albertsons Companies, LLC, Senior Notes,
	4.875%, 02/15/30 (g)	502
160	Albertsons Companies, LLC, Senior Notes,
	7.45%, 08/01/29	161
680	Iceland Bondco, Plc, Senior Notes,
	4.625%, 03/15/25 (GBP)	743
425	United Natural Foods, Inc., Senior Notes,
	6.75%, 10/15/28 (g)	395
		1,801

Transportation - .37%
730	Watco Companies, LLC, Senior Notes,
	6.50%, 06/15/27 (g)	684

Utilities - 6.54%
310	Calpine Corporation, Senior Notes,
	4.50%, 02/15/28 (g)	288
625	Calpine Corporation, Senior Notes,
	5%, 02/01/31 (g)	527
950	Calpine Corporation, Senior Notes,
	5.125%, 03/15/28 (g)	864
620	NiSource, Incorporated, Senior Notes,
	5.65%, (b)	577
135	Pattern Energy Operations L.P., Senior Notes,
	4.50%, 08/15/28 (g)	124
1,065	PG&E Corporation, Senior Notes,
	5%, 07/01/28	1,001
1,300	PG&E Corporation, Senior Notes,
	5.25%, 07/01/30	1,199
530	Pike Corporation, Senior Notes,
	5.50%, 09/01/28 (g)	461
1,795	TerraForm Global Operating, LLC, Senior Notes
	6.125%, 03/01/26 (g)	1,701
195	TransAlta Corporation, Senior Notes,
	7.75%, 11/15/29	203
950	Vistra Operations Company, LLC, Senior Notes,
	4.375%, 05/01/29 (g)	843
2,360	Vistra Operations Company, LLC, Senior Notes,
	7%, (b)(g)	2,077
2,270	Vistra Operations Company, LLC, Senior Notes,
	8%, (b)(g)	2,111
		11,976
Wireless Communications - .49%
950	Iliad Holdings SAS, Senior Notes,
	6.50%, 10/15/26 (g)	901
		901
	Total Corporate Debt Securities
	(Total cost of $267,214)	244,013

BANK DEBT SECURITIES - 7.84% (d)(f)
Aerospace & Defense - .11%
214	Peraton Holding Corporation, 12.651%, 02/01/29	207

Airlines - .42%
80	AAdvantage Loyalty IP, Ltd., 9.558%, 04/20/28	81
659	Mileage Plus Holdings, LLC, 10.213%, 06/21/27	683
		764
Automotive - .30%
558	Wand Newco 3 Inc., 7.59%, 02/05/26	546

Broadcasting - .25%
215	Diamond Sports Group, LLC, 12.775%, 5/25/26	201
255	Neptune US Bidco, Inc., 14.485%, 10/11/29	250
		451

Energy - .14%
270	Prairie ECI Acquiror, LP, 9.59%, 03/11/26	264

Information Technology - .37%
120	Banff Merger Sub Inc., 10.34%, 02/27/26	115
600	RealPage Inc., 11.34%, 04/23/29	565
		680
Services - 2.94%
581	Ascend Learning, LLC, 8.306%, 12/11/28	535
1,130	Ascend Learning, LLC, 10.556%, 12/10/29	970
320	Celestial Saturn Parent, Inc., 11.375%, 06/4/29	235
2,760	Ultimate Software Group, Inc., 10.032%, 05/03/27	2,637
1,045	Ultimate Software Group, Inc., 8.032%, 05/04/26	1,016
		5,393
Wireless Communications - 3.31%
3,664	Asurion LLC, 10.09%, 01/31/28	3,038
3,670	Asurion LLC, 10.09%, 01/20/29	3,017
		6,055
	Total Bank Debt Securities
	(Total cost of $15,792)	14,360

Shares
PREFERRED STOCK - .76% (d)(f)
Financial - .17%
325	Alliant Services, Series A, Cvt, 9.75%, 01/02/24
	Acquisition Date 11/06/20, Cost $320 (c)	303

Healthcare - .30%
10,900	Becton Dickinson and Co., Series B, Cvt, 6%, 06/01/23	542

Manufacturing - .29%
419	Danaher Corporation, Series B, Cvt, 5%, 04/15/23	534

	Total Preferred Stock
	(Total cost of $1,300)	1,379

COMMON STOCK - .58% (d)(f)
Health Care - .27%
23,656	Avantor, Inc. (a)	500

Utilities - .31%
7,434	NextEra Energy, Inc., Cvt, 5.279%, 03/01/23	573

	Total Common Stock
	(Total cost of $916)	1,073

	TOTAL INVESTMENTS - 142.37% (d)
	(Total cost of $285,222)	260,825
	CASH AND OTHER ASSETS
	LESS LIABILITIES - (42.37)% (d)	(77,622)
	NET ASSETS - 100.00%	$183,203

(a)	Non-income producing

(b)	Perpetual security with no stated maturity date.

(c)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 (restricted security). Total market value of restricted securities (excluding Rule 144A securities) amounted to $303 or .17% of total net assets as of March 31, 2023.

(d)	Percentages indicated are based on total net assets to common shareholders of $183,203.

(e)	Not rated.

(f)	All of the Fund's investments and other assets are pledged as collateral in accordance with a credit agreement with The Bank of Nova Scotia.

(g)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration. Unless otherwise noted, 144A Securities are deemed to be liquid. See notes to the portfolio of investments for valuation policy. Total market value of Rule 144A securities amounted to $189,888 as of March 31, 2023.

(EUR) Euro

(GBP) British Pound

Derivative Contracts (Currency Amounts in Thousands)

Forward Currency Exchange Contracts - As of March 31, 2023 the Fund had forward currency exchange contracts outstanding as follows:

						Unrealized
	Settlement	Receive				Appreciation
Counterparty	Date	(Deliver)		Asset	Liability	(Depreciation)
Royal Bank of Canada	4/4/23	EUR	13	14	14	-

Bank of America	4/4/23	EUR	23	25	25	-

Royal Bank of Canada	4/4/23	EUR	618	670	671	(1)

Canadian Imperial Bank of Commerce	4/4/23	EUR	(654)	696	709	(13)

Bank of America	5/3/23	EUR	(23)	25	25	-

Royal Bank of Canada	5/3/23	EUR	(618)	673	672	1

Bank of America	5/3/23	GBP	(738)	909	911	(2)

Net unrealized loss on open forward currency exchange contracts						$(15)

The New America High Income Fund, Inc.

Notes to Portfolio of Investments

March 31, 2023 (Unaudited)

The New America High Income Fund, Inc. (the Fund) was organized as a corporation in the state of Maryland on November 19, 1987 and is registered with the Securities and Exchange Commission as a diversified, closed-end investment company under the Investment Company Act of 1940. The Fund follows the Investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification topic 946 “financial services investment companies”.

Valuation of Investments—The Fund’s Board of Directors has adopted policies and procedures to fair value securities that are not readily available consistent with the requirements of Rule 2a-5 under the 1940 Act. Except as otherwise described below, the Fund's investments are valued based on evaluated bid prices provided by an independent pricing service. Independent pricing services provide prices based primarily on quotations from dealers and brokers, market transactions, data accessed from quotations services, offering sheets obtained from dealers and various relationships among similar securities. Investments whose primary market is on an exchange are valued at the last sale price on the day of valuation. Short-term investments with original maturities of 60 days or less are stated at amortized cost, which approximates the fair value of such investments. Investments for which market prices are not yet provided by an independent pricing service (primarily newly issued fixed-income corporate bonds and notes) shall be valued at the most recently quoted bid price provided by a principal market maker for the security. Fair value measurement is further discussed in this footnote.

Foreign Currency—Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.

Foreign Currency Forward Exchange Contracts—The Fund may enter into foreign currency forward exchange contracts to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed upon price on an agreed future date.

Fair Value Measurement—The Fund applies ASC 820 “Fair Value Measurements and Disclosures”. This standard establishes the definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund’s major asset and liability categories is as follows.

Debt securities (corporate, convertible & bank debt). The fair value of debt securities is provided by independent pricing services using quotations from dealers and brokers, market transactions, data from quotations services, offering sheets and various relationships between securities. While most corporate bonds are categorized in level 2 of the fair value hierarchy, there may be instances where less observable inputs necessitate a level 3 categorization.

Equity securities (preferred and common stock). Equity securities for which the primary market is on an exchange will be valued at the last sale price on the day of valuation and are categorized in level 1 of the fair value hierarchy. Other equity securities traded in inactive markets or valued by independent pricing services using methods similar to debt securities are categorized in level 2. The fair value of equity securities in which observable inputs are unavailable are categorized in level 3.

Short-term investments. Short-term investments are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely the values would be categorized in level 2 of the fair value hierarchy.

Forwards are valued at the unrealized gain or loss on the contract as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Forwards are categorized in level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments:

	Level 1	Level 2	Level 3	Total Value
	Quoted Prices (000’s)	Significant Observable Inputs (000’s)	Significant Unobservable Inputs (000’s)	(000’s)
Investments
Debt Securities*	$—	$258,373	—	$258,373
Preferred Stock
Financial	—	303	—	303
Healthcare	542	—	—	542
Manufacturing	534	—	—	534
Common Stock
Healthcare	500	—	—	500
Utilities	573	—	—	573
Total Investments	$2,149	$258,676	$—	$260,825

	Level 1	Level 2	Level 3	Total Value
	Quoted Prices (000’s)	Significant Observable Inputs (000’s)	Significant Unobservable Inputs (000’s)	(000’s)
Forward Currency Exchange Contracts	$—	$(15)	$—	$(15)

*  Debt Securities — Type of debt and industries are shown on the Schedule of Investments.

The Fund had no Level 3 securities at March 31, 2023.